January 22, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:     DBX ETF Trust (File Nos. 333-170122 and 811-22487)

          Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, DBX ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 47 (“PEA No. 47”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 47 is to introduce the db X-trackers Harvest MSCI All China Equity Fund as a new series of the Trust.

Please feel free to contact me at 202.373.6101 with your questions or comments.

Sincerely,

/s/ Laura E. Flores

Laura E. Flores